Organization and principal activities - Details of Subsidiaries and VIEs (Detail)	12 Months Ended
Dec. 31, 2012
Duowan Entertainment Corporation [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	British Virgin Islands
Date of incorporation	Nov. 06, 2007
% of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
NeoTasks Inc [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Cayman Islands
Date of incorporation	Apr. 26, 2006
% of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
NeoTasks Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Hong Kong
Date of incorporation	Jun. 16, 2005
% of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Huanju Shidai Technology (Beijing) Company Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	PRC
Date of incorporation	Mar. 19, 2008
% of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Zhuhai Duowan Information Technology Company Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	PRC
Date of incorporation	Apr. 09, 2007
% of direct or indirect economic ownership	100.00%
Principal activities	Online advertising and software development
Guangzhou Huanju Shidai Information Technology Company Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	PRC
Date of incorporation	Dec. 02, 2010
% of direct or indirect economic ownership	100.00%
Principal activities	Software development
Guangzhou Huaduo Network Technology Company Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	PRC
Date of incorporation	Apr. 11, 2005
% of direct or indirect economic ownership	100.00%
Principal activities	Holder of internet content provider licenses and internet value added services
Beijing Tuda Science and Technology Company Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	PRC
Date of incorporation	Jun. 02, 2005
% of direct or indirect economic ownership	100.00%
Principal activities	Holder of internet content provider licenses